Investments in associates (Narrative) (Details) $ / shares in Units, $ in Thousands	1 Months Ended		12 Months Ended
	Jun. 30, 2020	May 31, 2020	Dec. 31, 2020 CAD ($) share $ / shares	Dec. 31, 2019 CAD ($)
Disclosure of associates [line items]
Investments in associates			$ 119,219	$ 103,640
Net gain (loss) on ownership dilution			10,381	(3,687)
Osisko Mining [Member]
Disclosure of associates [line items]
Additional investments held in associates			$ 14,800
Investment units held | share			4,054,000
Exercise price of investment warrants | $ / shares			$ 5.25
Investments in associates			$ 13,600	$ 7,700
Acquisition price allocated to warrant			$ 1,200
Proportion of ownership interest in associate	14.70%	15.80%	14.50%	15.90%
Net gain (loss) on ownership dilution			$ 10,400
Shares held in associates | share			50,023,569
Osisko Mining [Member] | Windfall Lake project [Member] | Bottom of range [Member]
Disclosure of associates [line items]
NSR Royalty Percentage			2.00%
Osisko Mining [Member] | Windfall Lake project [Member] | Top of range [Member]
Disclosure of associates [line items]
NSR Royalty Percentage			3.00%
Osisko Mining [Member] | Other properties held by Osisko Mining [Member]
Disclosure of associates [line items]
NSR Royalty Percentage			1.00%
Falco [Member]
Disclosure of associates [line items]
Impairment of investments in associates				$ 12,500
Impairment of investments in associates, net of income taxes				10,800
Osisko Metals [Member]
Disclosure of associates [line items]
Investments in associates				$ 7,800
Proportion of ownership interest in associate			17.40%	17.90%
Shares held in associates			31,127,397
Osisko Metals [Member] | Pine Point mining camp [Member]
Disclosure of associates [line items]
NSR Royalty Percentage			2.00%
Osisko Metals [Member] | Bathurst mining camp [Member]
Disclosure of associates [line items]
NSR Royalty Percentage			1.00%